Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Feb. 05, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Aug. 30, 2023
C000243995
Account Value [Line Items]
Line Graph and Table Measure Name	AHLT
Account Value	$ 10,545	$ 10,182	$ 9,632	$ 9,667	$ 10,177	$ 9,875	$ 10,389	$ 10,834	$ 11,046	$ 10,904	$ 10,501	$ 10,156		$ 9,542	$ 9,598	$ 9,712	$ 10,708	$ 10,636	$ 10,036	$ 10,000
C000247981
Account Value [Line Items]
Line Graph and Table Measure Name	MGNR
Account Value	$ 12,708	11,979	13,082	12,144	12,226	11,764	11,808	11,903	12,754	11,855	11,356	10,184	$ 10,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Account Value	$ 13,650	13,280	13,604	12,850	12,967	12,696	12,395	12,246	11,822	11,264	11,743	11,377		$ 10,801	$ 10,622	$ 10,161	$ 9,310	$ 9,510	$ 9,986	$ 10,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Account Value	$ 12,388	12,052	12,347	11,662	11,769	11,523	11,250	11,115	10,730	10,223	10,658	10,326	10,000
AMERICAN BEACON INDEX: S&P Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index
Account Value	$ 10,487	$ 9,930	$ 10,679	$ 10,752	$ 11,254	$ 11,008	$ 11,018	$ 10,867	$ 11,364	$ 11,058	$ 11,063	$ 10,213	$ 10,000